LEGAL PROCEEDINGS	12 Months Ended
Dec. 31, 2011
LEGAL PROCEEDINGS
LEGAL PROCEEDINGS
NOTE 17-LEGAL PROCEEDINGS

On November 14, 2011, Ken Link instituted litigation against the Company and Scott A. Haire in the District Court of Tarrant County Texas, 342nd Judicial District alleging default under the terms of a certain promissory note executed by Wound Management Technologies, Inc. and guaranteed by Scott A. Haire. Ken Link asserts that the unpaid balance of the note, including accrued interest as of December 4, 2011 is the sum of $255,292 plus 200,000 shares of the Company's common stock. We have disputed the claim and have asserted a counter claim that the transaction described in the Plaintiff's original petition is usurious in violation of the provisions of the Texas Finance Code.  Furthermore, we have filed an action for recovery of damages related to a note previously executed by the Company and Ken Link, which is also usurious under the Texas Finance Code. We further claim that the Plaintiff, who placed $223,500 of orders in 2011, is in breach of a Distribution Agreement with WCI.  While we believe the claims made against the Company are without merit, and will vigorously defend against them, we are unable at this time to determine the ultimate outcome of this matter or determine the effect it may have on our business, financial condition or results of operations.